Condensed Financial Information Parent Company Only 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Parent Only
Dividends from Bank	$ (15,600)	$ (12,960)	$ (7,200)
Other Income 1	(79)	(64)	(56)
Loss on securities available for sale	0	34	40
Interest and other expenses	(2,461)	(2,722)	(3,105)
Income before undistributed income of subsidiaries	13,218	10,268	4,111
Undistributed current year income of subsidiaries	(6,012)	(6,001)	(13,540)
Income before taxes	(19,230)	(16,269)	(17,651)
Income tax benefit	(393)	43	5
Net income	$ (18,837)	$ (16,312)	$ (17,656)